UNITEDSTATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number   811-21726
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                              Pope Family of Funds
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                Exact name of registrant as specified in charter)

            5100 Poplar Avenue     Suite 512     Memphis, TN  38137
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      (Address of principal executive offices)             (Zip code)

Matrix Capital Group, Inc. 630 Fitzwatertown Road   Willow Grove, PA 19090
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 901.763.4001
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Date of fiscal year end:    04/30/2006
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Date of reporting period:   06/30/2005
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)     Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

The registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Pope Family of Funds
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By (Signature and Title)* /s/ Stephen L. Parr, Trustee and President
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Date                    August 1, 2005
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* Print the name and title of each signing officer under his or her signature.